Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 8.2%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$ 166	$ 167,387
Avant Loans Funding Trust:
Series 2017-B, Class C, 4.99%, 11/15/23(1)	337	336,738
Series 2018-A, Class B, 3.95%, 12/15/22(1)	259	215,918
Series 2018-A, Class C, 4.79%, 5/15/24(1)	150	135,210
Series 2019-A, Class A, 3.48%, 7/15/22(1)	48	46,262
Series 2019-B, Class A, 2.72%, 10/15/26(1)	377	367,508
Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.50%, 7/20/21(1)	203	202,378
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	924	876,050
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	26	25,668
Series 2018-A, Class B, 4.65%, 1/15/23(1)	23	22,270
Series 2019-A, Class A, 3.40%, 10/16/23(1)	169	164,729
Series 2019-A, Class B, 4.36%, 10/16/23(1)	260	246,643
Series 2019-B, Class A, 2.66%, 6/17/24(1)	584	553,850
Series 2019-B, Class B, 3.62%, 6/17/24(1)	135	111,949
Consumer Loan Underlying Bond Credit Trust:
Series 2017-P2, Class B, 3.56%, 1/15/24(1)	151	146,783
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	80	77,004
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	377	361,800
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	174	174,288
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	429	427,815
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	83	78,089
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	92	93,168
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	445	449,522
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	145	146,062
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	29	27,908
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	75	69,983
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	25	24,769
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	350	347,980
Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.13%, 5/22/23(1)	526	523,918
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	320,016
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	30	26,211
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	574	547,570
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	175	145,849
Security	Principal Amount (000's omitted)	Value
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	$ 271	$ 260,322
InSite Issuer, LLC:
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	140	121,226
Series 2016-1A, Class C, 6.414%, 11/15/46(1)	25	21,309
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	294	272,181
Marlette Funding Trust, Series 2018-3A, Class C, 4.63%, 9/15/28(1)	100	83,952
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	345	341,834
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	870	749,484
OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	315	310,728
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	353	346,885
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	1,154	1,087,369
Oportun Funding VIII, LLC, Series 2018-A, Class A, 3.61%, 3/8/24(1)	706	668,774
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	497	474,857
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	69	62,080
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	279	221,680
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	100	99,087
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	60	58,083
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	68	68,109
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	440	427,538
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	44	42,968
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,154	1,088,140
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	276	270,795
Series 2020-A, Class A, 2.62%, 12/15/26(1)	252	246,349
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	342	316,751
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	197	188,341
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	543	510,455
Series 2014-2, Class B, 5.44%, 7/20/44(1)	853	789,106
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	647	630,072
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	637	600,549

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Springleaf Funding Trust:
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	$ 65	$ 64,288
Series 2016-AA, Class B, 3.80%, 11/15/29(1)	400	387,690
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	48	47,628
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,250	2,260,736
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	175	166,404
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	105	77,901
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	219	192,409
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	330	300,008
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	373	291,443
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	596	598,909
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	182	182,197
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	151	151,609
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	815	820,588
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	170	167,115
Series 2019-A, Class B, 2.41%, 12/20/22(1)	75	72,700
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	695	723,957
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	332	331,104
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	522	505,076
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	345	342,457
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	250	161,325
Total Asset-Backed Securities (identified cost $27,004,081)		$25,665,863

Collateralized Mortgage-Backed Obligations — 7.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$ 1,440	$ 1,623,525
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	639,475
Series W5FX, Class AFX, 3.092%, 4/25/28(2)	192	217,046
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.197%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	493	441,731
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2015-HQA2, Class M2, 3.747%, (1 mo. USD LIBOR + 2.80%), 5/25/28(3)	$ 35	$ 34,626
Series 2017-DNA3, Class M2, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	600	531,252
Series 2018-DNA1, Class M1, 1.397%, (1 mo. USD LIBOR + 0.45%), 7/25/30(3)	59	59,312
Series 2018-DNA1, Class M2, 2.747%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	305	258,212
Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	470	431,773
Series 2018-HQA1, Class M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 9/25/30(3)	154	132,080
Series 2019-DNA2, Class M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	101	85,871
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	1,127	956,789
Series 2019-DNA4, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(3)	109	106,962
Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	380	307,296
Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	340	285,648
Series 2019-HQA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(3)	96	95,736
Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	80	65,573
Series 2020-DNA1, Class M1, 1.647%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	275	267,148
Series 2020-DNA2, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	505	468,912
Series 2020-HQA1, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	97	92,405
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.894%, 2/25/27(2)	115	118,853
Series 2017-M13, Class A2, 3.033%, 9/25/27(2)	675	768,135
Series 2018-M4, Class A2, 3.147%, 3/25/28(2)	721	800,090
Series 2018-M8, Class A2, 3.436%, 6/25/28(2)	459	536,394
Series 2018-M13, Class A2, 3.82%, 9/25/30(2)	1,680	1,976,091
Series 2019-M1, Class A2, 3.673%, 9/25/28(2)	785	911,705
Series 2019-M9, Class A2, 2.937%, 4/25/29	291	320,550
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,100	3,375,339
Series 2020-M1, Class A2, 2.444%, 9/25/29	963	1,030,474
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.197%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	425	417,776
Series 2014-C02, Class 1M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	575	530,598
Series 2014-C02, Class 2M2, 3.547%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	168	149,123
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	396	362,509

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2014-C03, Class 2M2, 3.847%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	$ 285	$ 265,423
Series 2014-C04, Class 1M2, 5.847%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	536	511,635
Series 2016-C06, Class 1M2, 5.197%, (1 mo. USD LIBOR + 4.25%), 4/25/29(3)	200	193,999
Series 2017-C04, Class 2M1, 1.797%, (1 mo. USD LIBOR + 0.85%), 11/25/29(3)	65	65,513
Series 2017-C05, Class 1M2, 3.147%, (1 mo. USD LIBOR + 2.20%), 1/25/30(3)	189	168,201
Series 2017-C06, Class 1M2, 3.597%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	306	274,790
Series 2018-C03, Class 1M1, 1.627%, (1 mo. USD LIBOR + 0.68%), 10/25/30(3)	23	22,967
Series 2018-C06, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	35	30,770
Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	413	366,208
Series 2019-R01, Class 2M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 7/25/31(1)(3)	162	135,407
Series 2019-R02, Class 1M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	131	113,381
Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	260	224,375
Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	252	217,268
Series 2019-R06, Class 2M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(3)	377	369,657
Series 2020-R01, Class 1M1, 1.747%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(3)	329	318,141
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	294,856
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	100	88,257
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	250	249,730
Total Collateralized Mortgage-Backed Obligations (identified cost $22,194,205)		$22,309,587

Commercial Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$ 695	$ 622,905
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	325	266,295
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	$ 485	$ 344,622
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.625%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	664	641,148
Series 2019-XL, Class B, 1.785%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	315	301,146
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.955%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(3)	235	228,004
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 4.197%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	10	7,114
Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	300	237,851
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	100	96,290
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	265,217
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	100	80,089
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.405%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	515	493,494
Series 2019-BPR, Class A, 2.105%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	650	606,477
Series 2019-BPR, Class B, 2.805%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)	230	203,324
Series 2019-BPR, Class C, 3.755%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)	100	87,588
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.895%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	48	42,865
Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	638	555,086
Series 2017-MTL6, Class D, 2.855%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	188	167,914
Series 2017-MTL6, Class E, 3.955%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	67	54,224
RETL Trust:
Series 2019-RVP, Class A, 1.855%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	121	113,047
Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	875	780,852
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	411,078
Total Commercial Mortgage-Backed Securities (identified cost $7,326,567)		$6,606,630

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Common Stocks — 57.1%

Security	Shares	Value
Aerospace & Defense — 0.4%
Hexcel Corp.	34,900	$ 1,297,931
		$ 1,297,931
Banks — 3.2%
Bank of America Corp.	146,300	$ 3,105,949
JPMorgan Chase & Co.	38,600	3,475,158
KeyCorp	93,700	971,669
PNC Financial Services Group, Inc. (The)	25,000	2,393,000
		$ 9,945,776
Beverages — 2.8%
Coca-Cola Co. (The)	83,000	$3,672,750
PepsiCo, Inc.	41,656	5,002,886
		$8,675,636
Capital Markets — 1.3%
Cboe Global Markets, Inc.	21,800	$1,945,650
Tradeweb Markets, Inc., Class A	53,403	2,245,062
		$4,190,712
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	27,116	$2,509,857
		$2,509,857
Communications Equipment — 0.9%
Cisco Systems, Inc.	69,900	$2,747,769
		$2,747,769
Consumer Finance — 0.6%
American Express Co.	20,600	$1,763,566
		$1,763,566
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	72,834	$3,913,371
		$3,913,371
Electrical Equipment — 1.7%
AMETEK, Inc.	44,700	$3,219,294
Emerson Electric Co.	46,200	2,201,430
		$5,420,724
Entertainment — 1.0%
Electronic Arts, Inc.(5)	31,300	$3,135,321
		$3,135,321
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	16,100	$ 3,505,775
AvalonBay Communities, Inc.	16,702	2,458,033
		$ 5,963,808
Food Products — 1.5%
Mondelez International, Inc., Class A	93,612	$ 4,688,089
		$ 4,688,089
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	48,300	$ 3,811,353
Danaher Corp.	31,500	4,359,915
ICU Medical, Inc.(5)	10,300	2,078,231
		$10,249,499
Health Care Providers & Services — 1.2%
Anthem, Inc.	17,200	$3,905,088
		$3,905,088
Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners, L.P.	43,756	$1,881,508
		$1,881,508
Insurance — 1.3%
First American Financial Corp.	40,301	$1,709,165
Progressive Corp. (The)	32,400	2,392,416
		$4,101,581
Interactive Media & Services — 3.9%
Alphabet, Inc., Class C(5)	8,590	$9,988,538
IAC/InterActiveCorp.(5)	12,700	2,276,221
		$12,264,759
Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(5)	5,229	$10,195,086
		$10,195,086
IT Services — 5.1%
Cognizant Technology Solutions Corp., Class A	55,200	$2,565,144
Fidelity National Information Services, Inc.	30,100	3,661,364
MasterCard, Inc., Class A	7,500	1,811,700
PayPal Holdings, Inc.(5)	26,200	2,508,388
Visa, Inc., Class A	33,700	5,429,744
		$15,976,340

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	13,218	$ 3,748,625
		$ 3,748,625
Machinery — 1.3%
Ingersoll Rand, Inc.(5)	77,200	$ 1,914,560
Stanley Black & Decker, Inc.	21,600	2,160,000
		$ 4,074,560
Metals & Mining — 0.9%
Steel Dynamics, Inc.	118,000	$ 2,659,720
		$2,659,720
Multi-Utilities — 1.4%
CMS Energy Corp.	40,585	$2,384,369
Sempra Energy	18,608	2,102,518
		$4,486,887
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	56,000	$3,121,440
Catalent, Inc.(5)	46,100	2,394,895
Sanofi	35,500	3,073,405
Zoetis, Inc.	16,000	1,883,040
		$10,472,780
Road & Rail — 0.7%
Kansas City Southern	16,800	$2,136,624
		$2,136,624
Semiconductors & Semiconductor Equipment — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,600	$2,227,014
Texas Instruments, Inc.	27,651	2,763,164
		$4,990,178
Software — 5.1%
Adobe, Inc.(5)	7,663	$2,438,673
Intuit, Inc.	6,252	1,437,960
Microsoft Corp.	76,893	12,126,795
		$16,003,428
Specialty Retail — 2.8%
Home Depot, Inc. (The)	20,900	$3,902,239
Lowe's Cos., Inc.	29,822	2,566,183
TJX Cos., Inc. (The)	49,100	2,347,471
		$8,815,893
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	35,572	$ 9,045,604
		$ 9,045,604
Total Common Stocks (identified cost $164,757,376)		$179,260,720

Corporate Bonds — 16.9%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.3%
Ecolab, Inc., 4.80%, 3/24/30	USD 104	$ 118,866
LG Chem, Ltd.:
3.25%, 10/15/24(1)	USD 550	570,581
3.625%, 4/15/29(1)	USD 250	247,124
		$ 936,571
Communications — 1.1%
AT&T, Inc.:
2.781%, (3 mo. USD LIBOR + 0.95%), 7/15/21(3)	USD 15	$ 14,744
4.30%, 2/15/30	USD 577	622,268
4.50%, 3/9/48	USD 325	354,427
4.90%, 6/15/42	USD 300	335,758
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	USD 670	701,447
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	USD 375	346,012
CommScope, Inc., 8.25%, 3/1/27(1)	USD 45	43,625
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	USD 250	250,785
Discovery Communications, LLC, 5.20%, 9/20/47	USD 618	634,407
NBCUniversal Media, LLC, 4.45%, 1/15/43	USD 200	254,912
Sprint Corp., 7.25%, 9/15/21	USD 75	77,712
		$3,636,097
Consumer, Cyclical — 1.9%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	USD 366	$309,994
5.25%, 7/15/25	USD 225	227,106
5.60%, 7/15/20(1)	USD 371	371,797
5.625%, 1/15/21(1)	USD 81	81,006
Ford Motor Credit Co., LLC:
1.574%, (3 mo. USD LIBOR + 0.79%), 6/12/20(3)	USD 270	261,999
2.71%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	USD 200	185,020

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co., LLC: (continued)
2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	USD 313	$ 287,881
2.843%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	USD 250	205,000
2.979%, 8/3/22	USD 1,070	1,000,450
3.087%, 1/9/23	USD 200	181,000
4.14%, 2/15/23	USD 200	187,120
Home Depot, Inc. (The), 2.70%, 4/15/30	USD 185	188,783
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	USD 191	173,797
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23	USD 480	345,867
3.625%, 6/1/24	USD 160	107,404
MDC Holdings, Inc., 6.00%, 1/15/43	USD 105	99,837
Nordstrom, Inc.:
4.375%, 4/1/30	USD 360	289,791
5.00%, 1/15/44	USD 453	318,534
Tapestry, Inc., 4.125%, 7/15/27	USD 635	542,600
Target Corp., 2.25%, 4/15/25	USD 260	264,147
TJX Cos., Inc. (The):
3.50%, 4/15/25	USD 263	269,304
3.875%, 4/15/30	USD 206	213,592
		$6,112,029
Consumer, Non-cyclical — 1.6%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	USD 384	$327,987
Becton Dickinson and Co.:
2.25%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	USD 843	814,685
2.404%, 6/5/20	USD 231	230,289
2.894%, 6/6/22	USD 231	231,377
Centene Corp.:
3.375%, 2/15/30(1)	USD 470	438,862
4.25%, 12/15/27(1)	USD 208	209,550
4.625%, 12/15/29(1)	USD 36	36,380
Conagra Brands, Inc.:
2.378%, (3 mo. USD LIBOR + 0.50%), 10/9/20(3)	USD 75	74,015
2.552%, (3 mo. USD LIBOR + 0.75%), 10/22/20(3)	USD 14	13,853
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	USD 285	319,023
CVS Health Corp.:
1.719%, (3 mo. USD LIBOR + 0.72%), 3/9/21(3)	USD 44	43,101
2.625%, 8/15/24	USD 112	112,562
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
CVS Health Corp.: (continued)
3.00%, 8/15/26	USD 615	$ 614,022
3.75%, 4/1/30	USD 43	44,582
4.30%, 3/25/28	USD 259	275,603
CVS Pass-Through Trust, 6.036%, 12/10/28	USD 388	420,848
Massachusetts Institute of Technology, 3.959%, 7/1/38	USD 200	221,781
Pfizer, Inc., 2.625%, 4/1/30	USD 211	221,697
Sysco Corp.:
2.40%, 2/15/30	USD 244	201,741
5.65%, 4/1/25	USD 145	151,140
		$5,003,098
Energy — 0.7%
National Oilwell Varco, Inc., 3.60%, 12/1/29	USD 1,441	$1,083,105
Oceaneering International, Inc., 4.65%, 11/15/24	USD 61	24,858
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	USD 308	300,469
5.00%, 1/31/28(1)	USD 743	782,639
		$2,191,071
Financial — 7.0%
Aflac, Inc., 3.60%, 4/1/30	USD 400	$405,753
AG Issuer, LLC, 6.25%, 3/1/28(1)	USD 448	379,680
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	USD 371	284,742
Ameriprise Financial, Inc., 3.00%, 4/2/25	USD 251	249,938
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	USD 458	434,917
Banco Santander SA, 2.773%, (3 mo. USD LIBOR + 1.09%), 2/23/23(3)	USD 200	189,548
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)	USD 655	661,677
2.999%, (3 mo. USD LIBOR + 1.18%), 10/21/22(3)	USD 118	114,015
3.499% to 5/17/21, 5/17/22(6)	USD 704	712,586
3.55% to 3/5/23, 3/5/24(6)	USD 590	612,442
3.593% to 7/21/27, 7/21/28(6)	USD 690	707,558
3.824% to 1/20/27, 1/20/28(6)	USD 811	842,933
3.974% to 2/7/29, 2/7/30(6)	USD 184	199,054
Bank of America NA, 3.335% to 1/25/22, 1/25/23(6)	USD 694	694,074
Bank of Montreal, 2.05%, 11/1/22	USD 822	823,318
Bank of Nova Scotia (The), 2.375%, 1/18/23	USD 600	604,458
Capital One Financial Corp.:
2.22%, (3 mo. USD LIBOR + 0.45%), 10/30/20(3)	USD 110	108,328

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Capital One Financial Corp.: (continued)
2.49%, (3 mo. USD LIBOR + 0.72%), 1/30/23(3)	USD 300	$ 280,512
3.30%, 10/30/24	USD 209	206,247
4.20%, 10/29/25	USD 300	299,535
Capital One NA, 2.65%, 8/8/22	USD 295	292,519
Citigroup, Inc.:
2.069%, (3 mo. USD LIBOR + 1.07%), 12/8/21(3)	USD 150	147,571
2.75%, 4/25/22	USD 370	372,207
3.142% to 1/24/22, 1/24/23(6)	USD 388	393,186
3.887% to 1/10/27, 1/10/28(6)	USD 817	842,741
Citizens Bank NA, 2.55%, 5/13/21	USD 200	199,842
Citizens Financial Group, Inc., 2.375%, 7/28/21	USD 170	171,433
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	USD 270	268,036
3.61% to 9/12/29, 9/12/34(1)(6)	USD 206	187,127
Digital Realty Trust, L.P.:
3.95%, 7/1/22	USD 360	368,819
4.75%, 10/1/25	USD 260	271,748
Discover Bank:
2.70%, 2/6/30	USD 250	218,159
4.682% to 8/9/23, 8/9/28(6)	USD 540	550,273
Discover Financial Services, 3.95%, 11/6/24	USD 200	203,898
EPR Properties, 3.75%, 8/15/29	USD 450	337,563
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	USD 102	98,558
Iron Mountain, Inc., 4.375%, 6/1/21(1)	USD 17	16,945
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(6)	USD 217	218,365
3.797% to 7/23/23, 7/23/24(6)	USD 530	555,477
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	USD 356	336,903
Marsh & McLennan Cos., Inc., 2.575%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)	USD 168	168,155
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(3)	USD 1,058	987,935
0.84%, (SOFR + 0.83%), 6/10/22(3)	USD 231	220,555
3.201%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)	USD 260	252,509
4.00%, 7/23/25	USD 210	225,182
National Australia Bank, Ltd., 3.625%, 6/20/23(7)	USD 275	280,422
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(6)(7)	USD 293	296,830
Newmark Group, Inc., 6.125%, 11/15/23	USD 45	45,851
Security	Principal Amount (000's omitted)	Value
Financial (continued)
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24(7)	USD 2,475	$ 2,568,806
Radian Group, Inc., 4.875%, 3/15/27	USD 122	121,212
Raymond James Financial, Inc., 4.65%, 4/1/30	USD 26	27,246
SBA Tower Trust:
2.877%, 7/15/46(1)	USD 300	299,341
3.722%, 4/9/48(1)	USD 660	670,922
SITE Centers Corp., 3.625%, 2/1/25	USD 259	262,801
State Street Corp., 3.152% to 3/30/30, 3/30/31(1)(6)	USD 27	27,760
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(6)	USD 529	521,732
Synovus Financial Corp.:
3.125%, 11/1/22	USD 156	157,207
5.90% to 2/7/24, 2/7/29(6)	USD 35	32,815
		$22,029,966
Government - Multinational — 0.7%
Asian Development Bank, 3.125%, 9/26/28	USD 540	$634,677
International Bank for Reconstruction & Development:
3.125%, 11/20/25	USD 1,200	1,355,828
7.45%, 8/20/21	IDR1,100,000	68,135
International Finance Corp., 7.50%, 5/9/22	BRL 630	127,978
		$2,186,618
Industrial — 1.6%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	USD 49	$45,815
FedEx Corp., 4.55%, 4/1/46	USD 240	229,028
Jabil, Inc.:
3.60%, 1/15/30	USD 469	419,661
3.95%, 1/12/28	USD 565	543,959
4.70%, 9/15/22	USD 569	567,945
5.625%, 12/15/20	USD 70	69,907
nVent Finance S.a.r.l., 4.55%, 4/15/28	USD 855	955,819
Owens Corning:
3.95%, 8/15/29	USD 887	843,067
4.30%, 7/15/47	USD 131	112,539
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)	USD 260	257,907
United Parcel Service, Inc., 3.90%, 4/1/25	USD 64	69,428
Valmont Industries, Inc.:
5.00%, 10/1/44	USD 55	52,605
5.25%, 10/1/54	USD 265	262,904

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Westinghouse Air Brake Technologies Corp., 2.041%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)	USD 486	$ 471,873
		$ 4,902,457
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	USD 675	$ 731,159
		$ 731,159
Technology — 0.6%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	USD 91	$ 91,000
DXC Technology Co., 4.75%, 4/15/27	USD 264	265,593
EMC Corp., 2.65%, 6/1/20	USD 3	2,994
Hewlett Packard Enterprise Co., 2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	USD 30	28,257
Microsoft Corp., 2.40%, 8/8/26	USD 285	302,088
NXP BV/NXP Funding, LLC, 4.625%, 6/1/23(1)	USD 400	412,206
Seagate HDD Cayman:
4.875%, 3/1/24	USD 235	234,642
5.75%, 12/1/34	USD 180	167,299
Western Digital Corp., 4.75%, 2/15/26	USD 284	289,751
		$1,793,830
Utilities — 1.2%
American Water Capital Corp., 2.95%, 9/1/27	USD 370	$367,939
Avangrid, Inc.:
3.15%, 12/1/24	USD 827	824,238
3.80%, 6/1/29	USD 590	605,276
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	USD 171	176,743
Enel Finance International NV, 2.65%, 9/10/24(1)	USD 530	506,966
MidAmerican Energy Co.:
3.15%, 4/15/50	USD 215	219,041
4.25%, 7/15/49	USD 250	294,339
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	USD 375	367,971
Public Service Co. of Colorado, 3.70%, 6/15/28	USD 258	273,860
		$3,636,373
Total Corporate Bonds (identified cost $54,137,304)		$53,159,269

Floating Rate Loans(8) — 0.9%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$ 296	$ 266,625
		$ 266,625
Cable and Satellite Television — 0.1%
Ziggo Financing Partnership, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$ 225	$ 210,094
		$ 210,094
Cosmetics/Toiletries — 0.0%(9)
Prestige Brands, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$ 44	$ 41,344
		$ 41,344
Drugs — 0.1%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$ 431	$415,509
		$415,509
Electronics/Electrical — 0.3%
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/1/22	$ 219	$202,985
Go Daddy Operating Company, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 2/15/24	52	49,886
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	209	195,184
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	440	426,950
MA FinanceCo., LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	19	16,906
Seattle Spinco, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	125	114,173
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	79	73,698
		$1,079,782
Equipment Leasing — 0.0%(9)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$ 148	$132,827
		$132,827
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$ 196	$181,072
		$181,072

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment — 0.0%(9)
Rexnord, LLC, Term Loan, 2.679%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$ 39	$ 36,231
		$ 36,231
Insurance — 0.1%
Asurion, LLC, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$ 179	$ 172,789
		$ 172,789
Leisure Goods/Activities/Movies — 0.0%(9)
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$ 69	$ 58,409
		$ 58,409
Lodging and Casinos — 0.0%(9)
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$ 40	$35,051
		$35,051
Telecommunications — 0.1%
CenturyLink, Inc., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$ 100	$92,705
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	70,131
		$162,836
Total Floating Rate Loans (identified cost $2,983,947)		$2,792,569

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	12,563	$ 121,861
		$ 121,861
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	14,000	$ 196,000
Series A2, 6.375%	12,000	191,280
		$ 387,280
Total Preferred Stocks (identified cost $935,268)		$ 509,141

Rights — 0.1%

Security	Shares	Value
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(5)	104,000	$ 395,200
Total Rights (identified cost $220,507)		$ 395,200

Sovereign Government Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)(7)	$ 265	$ 260,119
Total Sovereign Government Bonds (identified cost $264,940)		$ 260,119

Taxable Municipal Obligations — 2.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(10)	$ 450	$ 578,948
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	444,896
New York City, NY, 5.206%, 10/1/31(10)	470	551,409
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	303,106
		$ 1,878,359
Special Tax Revenue — 0.8%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$ 405	$ 404,704
2.484%, 6/1/27	290	290,238
2.534%, 6/1/28	360	359,262
2.584%, 6/1/29	200	198,740
2.984%, 6/1/33	220	221,133
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(10)	300	367,866
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(10)	600	762,732
		$2,604,675
Water and Sewer — 0.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$ 130	$169,201
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	170	164,902

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
2.184%, 9/1/31	$ 140	$ 135,181
2.264%, 9/1/32	125	120,630
2.344%, 9/1/33	135	130,399
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,349,165
		$ 2,069,478
Total Taxable Municipal Obligations (identified cost $6,452,171)		$ 6,552,512

U.S. Government Agencies and Instrumentalities — 0.7%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$ 137	$ 143,902
2.618%, 8/1/23	69	74,050
2.668%, 8/1/24	240	259,936
2.738%, 8/1/25	240	268,130
3.435%, 8/1/34	220	260,098
3.485%, 8/1/35	125	147,891
3.585%, 8/1/37	225	262,890
U.S. International Development Finance Corp.:
3.22%, 9/15/29	409	453,675
3.52%, 9/20/32	394	450,834
Total U.S. Government Agencies and Instrumentalities (identified cost $2,116,771)		$2,321,406

U.S. Government Agency Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.50%, TBA(11)	$ 3,350	$ 3,473,108
30-Year, 3.00%, TBA(11)	6,370	6,680,935
30-Year, 3.50%, TBA(11)	1,260	1,332,880
Pool #AN1879, 2.65%, with maturity at 6/1/26	328	354,375
Pool #AN1909, 2.68%, with maturity at 7/1/26	350	378,665
Pool #BM3990, 4.00%, with maturity at 3/1/48	693	741,629
Pool #BM5673, 3.50%, with maturity at 11/1/48	327	346,267
Pool #MA3149, 4.00%, with maturity at 10/1/47	1,144	1,223,396
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $14,293,476)		$14,531,255

U.S. Treasury Obligations — 2.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(12)	$ 867	$ 873,705
0.75%, 7/15/28(12)	4,736	5,071,851
U.S. Treasury Notes:
1.375%, 5/31/20	250	250,531
2.625%, 2/15/29	31	36,256
Total U.S. Treasury Obligations (identified cost $5,920,205)		$ 6,232,343

Short-Term Investments — 0.6%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(13)	1,994,493	$ 1,994,493
Total Short-Term Investments (identified cost $1,994,493)		$ 1,994,493
Total Investments — 102.7% (identified cost $310,601,311)		$322,591,107
Other Assets, Less Liabilities — (2.7)%		$ (8,465,360)
Net Assets — 100.0%		$314,125,747

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $45,276,959, which represents 14.4% of the net assets of the Fund as of March 31, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2020.
(5)	Non-income producing security.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $1,984,733 and the total market value of the collateral received by the Fund was $1,994,493, comprised of cash.

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

(8)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(9)	Amount is less than 0.05%.
(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.
(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	39	Long	6/30/20	$8,594,930	$122,740
U.S. 5-Year Treasury Note	1	Long	6/30/20	125,359	3,795
U.S. Ultra-Long Treasury Bond	50	Long	6/19/20	11,093,750	968,654
U.S. 5-Year Treasury Note	(43)	Short	6/30/20	(5,390,453)	(163,676)
U.S. Long Treasury Bond	(11)	Short	6/19/20	(1,969,687)	(136,317)
U.S. Ultra 10-Year Treasury Note	(99)	Short	6/19/20	(15,447,094)	(773,339)
U.S. Ultra-Long Treasury Bond	(1)	Short	6/19/20	(221,875)	(17,288)
					$4,569

Abbreviations:
ADR	– American Depositary Receipt
CVR	– Contingent Value Rights
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
IDR	– Indonesian Rupiah
USD	– United States Dollar
During the fiscal year to date ended March 31, 2020, the Fund used futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At March 31,2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
VP SRI Balanced Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$25,665,863	$—	$25,665,863
Collateralized Mortgage-Backed Obligations	—	22,309,587	—	22,309,587
Commercial Mortgage-Backed Securities	—	6,606,630	—	6,606,630
Common Stocks(1)	176,187,315	—	—	176,187,315
Common Stocks - Health Care	—	3,073,405(2)	—	3,073,405
Corporate Bonds	—	53,159,269	—	53,159,269
Floating Rate Loans	—	2,792,569	—	2,792,569
Preferred Stocks	509,141	—	—	509,141
Rights	395,200	—	—	395,200
Sovereign Government Bonds	—	260,119	—	260,119
Taxable Municipal Obligations	—	6,552,512	—	6,552,512
U.S. Government Agencies and Instrumentalities	—	2,321,406	—	2,321,406
U.S. Government Agency Mortgage-Backed Securities	—	14,531,255	—	14,531,255
U.S. Treasury Obligations	—	6,232,343	—	6,232,343
Short-Term Investments	1,994,493	—	—	1,994,493
Total Investments	$179,086,149	$143,504,958	$ —	$322,591,107
Futures Contracts	$1,095,189	$ —	$ —	$1,095,189
Total	$180,181,338	$143,504,958	$ —	$323,686,296
Liability Description
Futures Contracts	$(1,090,620)	$ —	$ —	$(1,090,620)
Total	$(1,090,620)	$ —	$ —	$(1,090,620)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.